SHORT-TERM CONVERTIBLE NOTES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended			99 Months Ended	108 Months Ended	1 Months Ended
	Jan. 31, 2013	Nov. 30, 2012	Sep. 30, 2012	Apr. 04, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013	Jan. 31, 2013 Subsequent Event [Member]	Jan. 02, 2013 Subsequent Event [Member]
Proceeds from issuance of convertible notes and warrants, net				$ 1,100	$ 0	$ 890	$ 890	$ 0	$ 0	$ 890	$ 890
Warrants Issued During Period, Number Of Warrants (in shares)				643,274
Warrants Issued During Period, Value				1,000
Debt and Stock Issuance Costs				110	110
Minimum Percentage Of Benefit On Note Conversion				4.90%
Resale Agreement, Percentage Of Ordinary Shares	133.00%	133.00%					133.00%					133.00%
Warrants Exercisable Term					5 years		5 years
Description Of Warrants					as defined in the Warrants and which includes, without limitation, entering into a merger or consolidation with another entity, selling all or substantially all of the assets, or a person acquiring 50% of the Company's voting shares		as defined in the Warrants and which includes, without limitation, entering into a merger or consolidation with another entity, selling all or substantially all of the assets, or a person acquiring 50% of the Company's voting shares
Warrants Outstanding To Anti Dilution Adjustments (in shares)					1,929,824		670,732
Fair Value Of Detachable Warrant				750	482		402			402	482
Debt Instrument, Convertible, Beneficial Conversion Feature					250		250
Interest expense due to amortization of convertible notes							898	0	0
Payment of convertible notes					1,100	0					1,100		1,100
Debt Instrument, Convertible, Conversion Price				$ 1.71	$ 1.71						$ 1.71
Warrants Exercise Price Amended					$ 0.57		$ 1.64
Change In Fair Value Of Detachable Warrant			40				348
Fair Value Adjustment of Warrants	21				80							21
Debt Instrument, Unamortized Discount					$ 202		$ 202			$ 202	$ 202